Income tax	12 Months Ended
Dec. 31, 2020
Income tax
Income tax

6. Income tax

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Current tax:
Current tax for the year	78	70	73
Adjustments in respect of prior years	(64)	7	11
Total current tax	14	77	84
Deferred tax:
Deferred tax for the year	(36)	(31)	(58)
Adjustments in respect of prior years	32	(2)	(8)
Total deferred tax	(4)	(33)	(66)
Income tax charge	10	44	18

Adjustments in respect of prior years includes tax credits relating to the carry back of net operating losses in the United States as a result of the enactment from March 27, 2020 of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act, additional tax relief on finance expense, and the availability of tax credits relating to a historic divestment.

Reconciliation of income tax charge and the profit/(loss) before tax multiplied by the Group’s domestic tax rate for 2020, 2019 and 2018 is as follows:

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Profit/(loss) before tax	23	(240)	(274)

Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94% (2019: 24.94%; 2018: 26.01%)	6	(60)	(71)
Tax losses for which no deferred income tax asset was recognized	1	32	—
Re-measurement of deferred taxes	—	(2)	1
Adjustment in respect of prior years	(32)	5	3
Income subject to state and other local income taxes	5	11	12
Income taxed at rates other than standard tax rates	5	7	5
Non-deductible items	13	48	55
Other	12	3	13
Income tax charge	10	44	18

The total income tax charge outlined above for each year includes a tax credit of $53 million in 2020 (2019 tax charge of $3 million; 2018 tax credit of $49 million) in respect of exceptional items, being the tax effect of the items set out in Note 4. The $53 million exceptional income tax credit recognized in the year ended December 31, 2020 includes a credit of $15 million relating to tax benefits arising from the CARES Act.

Non-deductible items principally relate to non-deductible interest expense in Ireland. Income taxed at non-standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 24.94% rate (26.01% in 2018)) on earnings.

The tax charge associated with discontinued operation is recognized separately in the results of discontinued operation. See Note 25 for further details.